Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2025-2

Collection Period	06/01/26-06/30/26
Determination Date	7/9/2026
Distribution Date	7/15/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-283219-03.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$840,680,619.38
2.	Collections allocable to Principal		$30,897,990.10
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$964,702.08
5.	Pool Balance on the close of the last day of the related Collection Period		$808,817,927.20
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		50,694
7.	Initial Pool Balance		$1,410,579,421.74
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$153,826,746.65	$132,024,744.22
	c. Class A-2b Floating Rate Note Balance	$70,984,450.99	$60,923,761.24
	d. Class A-3 Note Balance	$452,100,000.00	$452,100,000.00
	e. Class A-4 Note Balance	$89,000,000.00	$89,000,000.00
	f. Class B Note Balance	$28,920,000.00	$28,920,000.00
	g. Class C Note Balance	$21,160,000.00	$21,160,000.00
	h. Class D Note Balance	$14,110,000.00	$14,110,000.00
	i. Note Balance (sum a - h)	$830,101,197.64	$798,238,505.46
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.4395050	0.3772136
	c. Class A-2b Floating Rate Note Pool Factor	0.4395050	0.3772136
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5929294	0.5701704
10.	Overcollateralization Target Amount		$10,579,421.74
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$10,579,421.74
12.	Weighted Average Coupon		9.49%
13.	Weighted Average Original Term	months	66.88
14.	Weighted Average Remaining Term	months	46.92
15.	30 day Average SOFR for the accrual period ending 7/14/2026		3.59301%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 7/14/2026		4.28301%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,594,217.54
	b. Liquidation Proceeds allocable to Finance Charge		$431.15
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,594,648.69
18.	Principal:
	a. Collections allocable to Principal		$30,897,990.10
	b. Liquidation Proceeds allocable to Principal		$330,312.20
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$31,228,302.30
19.	Total Finance Charge and Principal Collections (17d + 18d)		$37,822,950.99
20.	Interest Income from Collection Account		$92,450.52
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$37,915,401.51

Available Funds
23.	Available Collections	$37,915,401.51
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$37,915,401.51
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$700,567.18
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$700,567.18
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$588,387.31
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$588,387.31
	i. Class A-2b Monthly Interest	$253,355.93
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$253,355.93
	m. Class A-3 Monthly Interest	$1,687,840.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,687,840.00
	q. Class A-4 Monthly Interest	$344,875.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$344,875.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$119,536.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$119,536.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$90,988.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$90,988.00
34.	Tertiary Principal Distributable Amount	$7,173,270.44
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$67,492.83
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$67,492.83

36.	Quaternary Principal Distributable Amount	$14,110,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$25,136,312.69
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$10,579,421.74
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,594,648.69
	b. Total Daily Deposits of Principal Collections	$31,228,302.30
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$92,450.52
	e. Total Deposits to Collection Account (sum a - d)	$37,915,401.51
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$700,567.18
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$35,015,167.25
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,199,667.08
	f. Total Withdrawals from Collection Account (sum a - e)	$37,915,401.51
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$588,387.31
	c. Class A-2b Interest Distribution	$253,355.93
	d. Class A-3 Interest Distribution	$1,687,840.00
	e. Class A-4 Interest Distribution	$344,875.00
	f. Class B Interest Distribution	$119,536.00
	g. Class C Interest Distribution	$90,988.00
	h. Class D Interest Distribution	$67,492.83
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$21,802,002.43
	k. Class A-2b Principal Distribution	$10,060,689.75
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$35,015,167.25
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$22,390,389.74
	c. Class A-2b Distribution	$10,314,045.68
	d. Class A-3 Distribution	$1,687,840.00
	e. Class A-4 Distribution	$344,875.00
	f. Class B Distribution	$119,536.00
	g. Class C Distribution	$90,988.00
	h. Class D Distribution	$67,492.83
	i. Total Withdrawals from Note Payment Account (sum a - h)	$35,015,167.25

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,199,667.08
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,199,667.08
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,526,448.55
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,526,448.55
51.	Investment Earnings	$10,293.25
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,536,741.80
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$10,293.25
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,526,448.55
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$700,567.18
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$35,015,167.25
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,199,667.08
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$10,293.25
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$22,390,389.74
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$10,314,045.68
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,687,840.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$344,875.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$119,536.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$90,988.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$67,492.83
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,199,667.08

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	537	$9,024,667.72
	b. 61 to 90 days past due	253	$4,688,147.16
	c. 91 to 120 days past due	73	$1,070,946.51
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	863	$14,783,761.39
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.8278%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	66	$964,702.08
77.	Recoveries	73	$330,743.35
78.	Net Losses (Ln 76 - Ln 77)		$633,958.73
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0754%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	691	$12,089,838.12
81.	Recoveries	480	$4,795,872.14
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$7,293,965.98
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.5171%
84.	Average Net Loss on Defaulted Receivables		$10,555.67

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$3,869,048.26
86.	Pool Balance on the close of the last day of the preceding Collection Period		$840,680,619.38
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.46%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer